ACCOUNTS PAYABLE AND ACCRUED LIABILTIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of accounts payable and accrued liabilities

	December 25,	June 26,
	2021	2021
Accounts Payable	$32,566	$35,064
Accrued Liabilities	7,260	7,348
Accrued Deal Costs	4,123	4,123
Accrued Payroll	3,162	2,716
Local & State Taxes Payable	6,573	7,321
Other Accrued Liabilities	566	567

Total Accounts Payable and Accrued Liabilities	$54,250	$57,139

Medmen Enterprises Inc. [Member]
Schedule of accounts payable and accrued liabilities

	2021	2020

Accounts Payable	$35,064,380	$55,658,731
Accrued Liabilities	11,470,700	10,513,204
Other Accrued Liabilities	10,603,703	10,455,783

Total Accounts Payable and Accrued Liabilities	$57,138,783	$76,627,718